Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Payments for proceeds from tenant allowance			$ 0	$ 0
Operating lease cost	$ 1,300	$ 700	3,800	2,700
Variable lease payment	200	200	700	600
Tenant Improvements	2,500
Tenant Improvement Reimbursements	(14,914)		(17,463)
Short-term lease expense	$ 0	$ 0	$ 0	$ 0
Corporate Headquarters Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract	8 years		8 years
Lease expiration year	2027		2027
Alameda Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term of contract	11 years		11 years
Lease expiration year	2032		2032
Operating lease renewal description	two additional terms of five years		two additional terms of five years
Tenant Improvement Reimbursements	$ 17,500		$ 17,500